UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  April 12, 2012

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 98

Form 13-F Information Table Value Toatl: $439,405 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
ABB Ltd ADR            COM 000375204    349    17120 SH SOLE   17120
AXA Group ADS          COM 054536107    338    20390 SH SOLE   20390
Abbott Lab             COM 002824100   1140    18600 SH SOLE   17100  1500
Abovenet, Inc.         COM 00374N107  16182   195440 SH SOLE  184200 11240
Accenture Ltd          COM G1150G111    451     7000 SH SOLE    7000
Affiliated Managers GrpCOM 008252108  10374    92782 SH SOLE   92782
Air Liquide ADR        COM 009126202    316    11866 SH SOLE   11866
Alliance Data Systems  COM 018581108   2833    22490 SH SOLE   19990  2500
Allianz SE             COM 018805101    119    10000 SH SOLE   10000
America Movil SA       COM 02364W105    377    15200 SH SOLE   15200
Anadarko Petroleum CorpCOM 032511107   3203    40885 SH SOLE   38885  2000
Anheuser-Busch Inbex SACOM 03524a108    291     3997 SH SOLE    3997
Apache Corp            COM 037411105   2039    20301 SH SOLE   17901  2400
Apple Inc.             COM 037833100  14371    23970 SH SOLE   22895  1075
Aruba Networks         COM 043176106    653    29300 SH SOLE   29300
Atlas Copco Ab ADR     COM 049255706    217     9000 SH SOLE    9000
BASF SE ADR            COM 055262505    306     3500 SH SOLE    3500
BG Group PLC           COM 055434203    625    27000 SH SOLE   27000
BHP Billiton Limited   COM 088606108    302     4175 SH SOLE    4175
Baidu.com              COM 056752108    656     4500 SH SOLE    4500
Bio-Reference Labs     COM 09057g602   5798   246625 SH SOLE  227925 18700
Canon Inc ADR          COM 138006309    675    14160 SH SOLE   14160
Catalyst Health SolutioCOM 14888B103    480     7525 SH SOLE    7525
Chart Industries, Inc. COM 16115q308    455     6200 SH SOLE    5000  1200
Clean Harbors, Inc.    COM 184496107   3261    48430 SH SOLE   45030  3400
Cliffs Natural ResourceCOM 18683k101   1157    16700 SH SOLE   15600  1100
Cognizant Tech SolutionCOM 192446102  19303   250850 SH SOLE  239650 11200
Compania Energetica MinCOM 204409601    335    14080 SH SOLE   14080
Compania de Bebidas    COM 20441w203    930    22500 SH SOLE   22500
Compass Group Plc ADS  COM 20449x203    209    20000 SH SOLE   20000
Computer Associates    COM 204912109   1158    42000 SH SOLE   42000
Concho Resources Inc   COM 20605p101   1993    19520 SH SOLE   19020   500
Continental Resources  COM 212015101  20224   235660 SH SOLE  215260 20400
Danone ADR             COM 23636t100    735    52740 SH SOLE   52740
Dawson Geophysical CorpCOM 239359102    295     8600 SH SOLE    8600
Diageo PLC ADS         COM 25243q205    482     5000 SH SOLE    5000
Essilor Intl SA ADR    COM 297284200    373     8384 SH SOLE    8384
Everest Re Group Inc   COM G3223R108    204     2200 SH SOLE    2200
Express Scripts Inc    COM 302182100   1116    20600 SH SOLE   18800  1800
Exxon Mobil CorporationCOM 30231G102   9796   112944 SH SOLE  108894  4050
Flextronics Int'l Ltd  COM Y2573F102    107    14800 SH SOLE   14800
Freeport-McMoRan CopperCOM 35671D857    655    17220 SH SOLE   15520  1700
Fresenius Medical Care COM 358029106    870    12320 SH SOLE   12320
Google Inc             COM 38259P508  16690    26027 SH SOLE   23797  2230
Grupo Televisa SA      COM 40049j206    238    11290 SH SOLE   11290
HDFC Bank Ltd          COM 40415f101    375    11000 SH SOLE   11000
HSBC Holdings PLC ADS  COM 404280406    337     7600 SH SOLE    7600
Halcon Resources Corp  COM 40537q209    156    16665 SH SOLE   16665
Heineken N.V.          COM 423012202    535    19274 SH SOLE   19274
Home Depot Inc.        COM 437076102    222     4403 SH SOLE    4403
Intel Corp.            COM 458140100  12518   445240 SH SOLE  423440 21800
Intervest Bancshares   COM 460927106    191    50000 SH SOLE   50000
Intl. Business Mach. CoCOM 459200101  21780   104385 SH SOLE   92885 11500
Johnson & Johnson      COM 478160104   1718    26047 SH SOLE   24947  1100
Kimberly Clark Corp    COM 494368103   2536    34316 SH SOLE   28996  5320
Kingfisher Plc.        COM 495724403    234    23874 SH SOLE   23874
Komatsu Ltd            COM 500458401    529    18468 SH SOLE   18468
Mastercard Inc.        COM 57636q104   9616    22865 SH SOLE   21515  1350
Microsoft Corp         COM 594918104  14882   461372 SH SOLE  431872 29500
Millicom Int'l Cellula COM SE0001174 144320  1276817 SH SOLE 1264985 11832
Millicom Int'l Cellula COM l6388f110   2940    26020 SH SOLE   21320  4700
Mobile Telesystems ADS COM 607409109    724    39500 SH SOLE   39500
National Oilwell Varco COM 637071101   2072    26075 SH SOLE   23775  2300
Nestle S.A. ADR        COM 641069406    524     8335 SH SOLE    8335
NetEase.com, Inc.      COM 64110w102    246     4230 SH SOLE    4230
Nidec Corp             COM 654090109    703    30800 SH SOLE   30800
Noble Energy Inc       COM 655044105  10276   105096 SH SOLE   96330  8766
Novartis AG            COM 66987v109    707    12753 SH SOLE   12753
Novo-Nordisk A/S       COM 670100205    250     1800 SH SOLE    1800
Oasis Petroleum Inc.   COM 674215108   7610   246825 SH SOLE  235125 11700
Philip Morris Int'l    COM 718172109    213     2400 SH SOLE    2400
Priceline.com Inc      COM 741503106  13830    19275 SH SOLE   18100  1175
Proctor & Gamble Co.   COM 742718109    594     8844 SH SOLE    8844
Purecycle              COM 746228303    235   104833 SH SOLE  104833
Qualcomm Inc.          COM 747525103   9033   132720 SH SOLE  126820  5900
Roche Holdings Ltd     COM 771195104    287     6600 SH SOLE    6600
Rolls Royce Hldg Plc ADCOM 775781206    649    10000 SH SOLE   10000
Royal Caribbean CruisesCOM V7780T103    224     7600 SH SOLE    7600
SAP AG                 COM 803054204   5677    81310 SH SOLE   75010  6300
Safestitch Medical Inc.COM 78645y102     94   104980 SH SOLE  104980
Salesforce.com         COM 79466l302    232     1500 SH SOLE    1500
Seadrill Limited       COM g7945e105  13057   348100 SH SOLE  337300 10800
Shire plc ADS          COM 82481r106    303     3200 SH SOLE    3200
Silicon Motion         COM 82706C108    446    23000 SH SOLE   23000
Smith and Nephew plc   COM 83175m205    546    10820 SH SOLE   10820
Syngenta AG            COM 87160a100    599     8700 SH SOLE    8700
Technip ADS            COM 878546209    255     8684 SH SOLE    8684
Tenaris S.A.           COM 88031m109    316     8260 SH SOLE    8260
Teva Pharmaceutical    COM 881624209    410     9090 SH SOLE    9090
TigerLogic Inc         COM 8867eq101    527   229000 SH SOLE  229000
Unilever N.V.          COM 904784709    442    13000 SH SOLE   13000
VISA Inc.              COM 92826c839   7199    61010 SH SOLE   56510  4500
Vale S.A.              COM 204412209    294    12600 SH SOLE   12600
Vimpel Communications ACOM 68370R109   1763   158000 SH SOLE  158000
Vodafone Group plc ADS COM 92857W100    623    22531 SH SOLE   22531
Wal-mart De Mexico SAB COM 93114w107    563    16800 SH SOLE   16800
Warner Chilcott plc    COM g94368100    289    17200 SH SOLE   17200
Whiting Petroleum Corp COM 966387102   2026    37320 SH SOLE   34720  2600
               </SEC-DOCUMENT>